Commitments and contingent liabilities, Environmental costs (Details) $ in Millions	Dec. 31, 2018 USD ($) site	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and contingent liabilities
Provisions	$ 891	$ 1,468	$ 1,418	$ 1,242
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities		71	87	85
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities		118	144	141
Environmental
Commitments and contingent liabilities
Provisions	$ 97	$ 59	$ 59	$ 67
Zeneca, Inc. | Environmental costs and liabilities
Commitments and contingent liabilities
Number of sites likely to incur future environmental investigation or consequences | site	13